Allowance for credit losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Recoveries from Freestanding Credit Enhacements	$ 11	$ 277